Taxation	12 Months Ended
Dec. 31, 2017
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Taxation

36 Taxation

Statement of financial position - Deferred tax

Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
2017	Net liability (–) Net asset (+) 2016	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (–) Net asset (+) 2017
Investments	–799	123	116	5		–555
Investment properties	–5					–5
Financial assets and liabilities at fair value through profit or loss	697		–290	12		419
Depreciation	–33		5	4		–24
Cash flow hedges	–238	167		–1		–72
Pension and post-employment benefits	112	–25	–6	–5		76
Other provisions	255		–48	–6	–3	198
Receivables	570		49	–5		614
Loans and advances to customers	491	–2	–210			279
Unused tax losses carried forward	57		–60	–5		–8
Other	–90	–10	–80	2		–178

	1,017	253	–524	1	–3	744
Presented in the statement of financial position as:
– deferred tax liabilities	–624					–362
– deferred tax assets	1,641					1,106

	1,017					744

The deferred tax balance recorded under ‘Unused tax losses carried forward’ is the balance of recognised deferred assets (DTA) for unused tax losses carried forward and the deferred tax liability (DTL) recorded regarding previously deducted UK tax losses in the Netherlands. Due to increased profitability in the United Kingdom (UK) all UK carry forward losses have been recognised during 2017 and a corresponding DTL in the Netherlands has been taken up accordingly. The DTA and DTL amount to EUR 128 million and EUR -136 million respectively creating a net deferred tax liability of EUR -8 million.

Changes in deferred tax
2016	Net liability (–) Net asset (+) 2015	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (–) Net asset (+) 2016
Investments	–780	74	–82	–10	–1	–799
Investment properties	–2		–3			–5
Financial assets and liabilities at fair value through profit or loss	739		–58	16		697
Depreciation	–46		13			–33
Cash flow hedges	–192	–51		4	1	–238
Pension and post-employment benefits	201	–20	–84	15		112
Other provisions	24		228	2	1	255
Receivables	441		120	9		570
Loans and advances to customers	788		–248	–7	–42	491
Unused tax losses carried forward	118		–34	–24	–3	57
Other	–97	–1	–32	40		–90

	1,194	2	–180	45	–44	1,017
Presented in the statement of financial position as:
– deferred tax liabilities	–589					–624
– deferred tax assets	1,783					1,641

	1,194					1,017

Deferred tax in connection with unused tax losses carried forward
	2017	2016
Total unused tax losses carried forward	1,732	1,876
Unused tax losses carried forward not recognised as a deferred tax asset	1,074	973

Unused tax losses carried forward recognised as a deferred tax asset	658	903
Average tax rate	19.5%	22.5%
Deferred tax asset	128	203

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2017	2016	2017	2016
Within 1 year	2	2		2
More than 1 year but less than 5 years	350	383	38	56
More than 5 years but less than 10 years	31	30
More than 10 years but less than 20 years	18	18
Unlimited	673	540	620	845

	1,074	973	658	903

The above mentioned deferred tax of EUR 128 million (2016: EUR 203 million) and the related unused tax losses carried forward exclude the deferred tax liability recorded in the Netherlands with respect to the recapture of previously deducted UK tax losses in the Netherlands for the amount of EUR -136 million (2016: EUR -146 million). The comparative figures in the two tables above have been adjusted accordingly.

Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
	2017	2016
Italy	107	113

	107	113

The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation is dependent on future taxable profits whilst the related entities have incurred losses in either the current or the preceding year. In 2017, the aggregate amount for the most significant entities is EUR 107 million (2016: EUR 113 million).

Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.

As at 31 December 2017 and 31 December 2016, ING Groep N.V. had no significant temporary differences associated with the parent company’s investments in subsidiaries as any economic benefit from those investments will not be taxable at parent company level.

Statement of profit or loss – Taxation

Taxation by type
	Netherlands			International			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current taxation	488	150	–42	1,527	1,375	1,413	2,015	1,525	1,371
Deferred taxation	324	343	694	200	–163	–141	524	180	553

	812	493	652	1,727	1,212	1,272	2,539	1,705	1,924

The deferred tax charge in 2016 in the Netherlands has decreased and the current tax charge has increased as a result of the full utilisation of prior year tax losses.

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2017	2016[1]	2015
Result before tax from continuing operations	8,085	6,314	7,334
Weighted average statutory tax rate	27.5%	27.1%	26.9%

Weighted average statutory tax amount	2,226	1,708	1,975
Participation exemption	–45	–72	–34
Other income not subject to tax	–74	–111	–162
Expenses not deductible for tax purposes	156	132	154
Impact on deferred tax from change in tax rates	55	–1	12
Deferred tax benefit from previously unrecognised amounts	–4	–18	54
Current tax from previously unrecognised amounts	66	–22	–63
Write-off/reversal of deferred tax assets	2	33	18
State and local taxes	47	33
Adjustment to prior periods	110	23	–30

Effective tax amount	2,539	1,705	1,924

Effective tax rate	31.4%	27.0%	26.2%

1	‘Other income not subject to tax’ and Expenses not deductible for tax purposes’ have been adjusted to reflect the impact of income taxes other than corporate (statutory) income tax on the line ‘State and local taxes’.

The weighted average statutory tax rate in 2017 does not significantly differ compared to 2016.

The effective tax rate in 2017 is 31.4%.

The effective tax rate in 2017 is significantly higher than the weighted average statutory tax rate. This was caused by the following items:

•	A relatively high amount of prior period tax adjustments which ING, for the most part is expected to be reimbursed by NN Group (reimbursement is included in the result before tax), recorded under ‘Adjustment to prior periods’;

•	Impact on deferred tax positions following changes in the income tax rate in the USA and Belgium, recorded under ‘Impact on deferred tax from change in tax rates’; and

•	The recapture of previously deducted UK tax losses in the Netherlands due to increased profitability in the United Kingdom, recorded under ‘Current tax from previously unrecognised amounts’.

The effective tax rate in 2016 is almost equal to the weighted average statutory tax rate. This is mainly caused by the fact the non- taxable income and the recognition of tax benefits from previously unrecognised amounts are almost fully offset by non-deductible expenses, and the write-off of deferred tax assets and the adjustments to prior periods.

The effective tax rate in 2015 was lower than the weighted average statutory tax rate. This was mainly caused by non-taxable income, the recognition of tax benefits from previously unrecognised amounts and prior year adjustments which were only partly offset by non-deductible items.

Tax exempt income (participation exemption) mainly includes non-taxable income on divestments, tax exempt share in result from associates and joint ventures and tax exempt gains on financial assets.

Equity - Other comprehensive income

Income tax related to components of other comprehensive income
	2017	2016	2015
Unrealised revaluations available-for-sale investments and other revaluations	103	17	111
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	20	57	39
Changes in cash flow hedge reserve	167	–51	24
Remeasurement of the net defined benefit asset/liability	–25	–20	–13
Exchange rate differences and other			–46
Changes in composition of the group and other changes	–12	–1

Total income tax related to components of other comprehensive income	253	2	115

Tax Contingency

The contingent liability in connection with taxation in the Netherlands refers to a possible obligation arising from the deduction from Dutch taxable profit of losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.